Cover	Nov. 02, 2020	Mar. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	EXTRACTION OIL & GAS, INC.
Entity Central Index Key	0001655020
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37907
Entity Tax Identification Number	46-1473923
Entity Address, Address Line One	370 17th Street
Entity Address, Address Line Two	Suite 5300
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	557-8300
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security
Trading Symbol
Security Exchange Name
Entity Emerging Growth Company		false